Schedule of Contract Assets, Deferred Revenue and Unbilled Revenue (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract asset, beginning balance	$ 22	$ 27	$ 22
Deferred revenue, beginning balance		54	21
Unbilled Revenue, beginning balance	16	113	80
Contract assets, Increase/(decrease), net	(1)	(5)	5
Contract assets, Increase/(decrease), net		(54)	33
Contract assets, Increase/(decrease), net		(97)	33
Contract asset, ending balance	21	22	27
Deferred revenue, ending balance			54
Unbilled Revenue, beginning balance	$ 16	$ 16	$ 113